Short-Term Investments (Tables)	6 Months Ended
Jun. 30, 2025
Short-Term Investments [Abstract]
Schedule of Short-term Investment

Short-term investments comprised of the following:

	As of June 30, 2025
	Level 1	Level 2	Level 3	Total	Total
	RMB	RMB	RMB	RMB	US$
Bank Wealth Management	—	31,789	—	31,789.00	4,438
	—	31,789	—	31,789.00	4,438

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Bank Wealth Management	—	9,085	—	9,085
	—	9,085	—	9,085